SECURIAN AM DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

			Fair
		Shares	Value
EXCHANGE TRADED FUNDS - 50.2%
iShares Core S&P 500 Fund (a)(b)		80,666	$24,617,650
iShares iBoxx $ Investment Grade Corporate Bond Fund		45,500	6,006,910
Total Exchange Traded Funds
(Cost $22,820,471)			30,624,560

		Par
CORPORATE BONDS - 22.5%
Airlines - 0.3%
British Airways
Series 2013-1
4.625%, 12/20/2025 (c)		$175,383	161,701
Banks - 2.0%
Astoria Financial
3.500%, 06/08/2020		250,000	249,988
Barclays
4.375%, 01/12/2026 (d)		200,000	220,409
JPMorgan Chase
4.500%, 01/24/2022		250,000	265,861
PNC Bank
2.450%, 07/28/2022		250,000	258,084
Synchrony Bank
3.000%, 06/15/2022		250,000	250,919
			1,245,261
Chemicals - 1.0%
Sherwin-Williams
3.950%, 01/15/2026		300,000	334,680
Yara International
4.750%, 06/01/2028 (c)(d)		250,000	281,106
			615,786
Consumer Discretionary - 0.9%
CBS
3.500%, 01/15/2025		300,000	310,919
Harley-Davidson Financial Services
3.550%, 05/21/2021 (c)		250,000	251,784
			562,703
Consumer Staples - 0.4%
CVS Health
6.943%, 01/10/2030		187,149	214,342
Diversified Financial Services - 3.0%
American Express
2.500%, 08/01/2022		250,000	259,642
Capital One Financial
4.250%, 04/30/2025		250,000	272,687
E*TRADE Financial
2.950%, 08/24/2022		500,000	514,925
First American Financial
4.600%, 11/15/2024		200,000	213,114
Invesco Financial
3.750%, 01/15/2026 (d)		250,000	268,687
Total System Services
4.800%, 04/01/2026		250,000	287,863
			1,816,918
Energy - 2.8%
Florida Gas Transmission
4.350%, 07/15/2025 (c)		300,000	336,481
ONEOK
4.000%, 07/13/2027		250,000	246,255
Phillips 66
4.650%, 11/15/2034		200,000	243,383
Valero Energy
3.650%, 03/15/2025		300,000	324,117
4.350%, 06/01/2028		250,000	279,382
Williams Partners
3.750%, 06/15/2027		250,000	266,409
			1,696,027
Health Care - 0.7%
Abbott Laboratories
4.750%, 04/15/2043		300,000	398,975
Industrial - 1.3%
General Dynamics
3.500%, 05/15/2025		250,000	278,868
Textron
4.000%, 03/15/2026		250,000	257,875
Tyco Electronics Group
3.700%, 02/15/2026 (d)		250,000	271,638
			808,381
Insurance - 2.9%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)		250,000	252,206
Assured Guaranty US Holdings
5.000%, 07/01/2024		200,000	220,358
Hanover Insurance Group
4.500%, 04/15/2026		250,000	258,911
Horace Mann Educators
4.500%, 12/01/2025		250,000	269,377
Liberty Mutual Group
4.250%, 06/15/2023 (c)		250,000	267,747
Manulife Financial
4.150%, 03/04/2026 (d)		250,000	285,591
Old Republic International
4.875%, 10/01/2024		200,000	216,626
			1,770,816
Pharmaceuticals - 1.0%
Takeda Pharmaceutical
5.000%, 11/26/2028 (d)		500,000	614,809
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities
4.300%, 01/15/2026		200,000	222,924
Essex Portfolio
3.500%, 04/01/2025		300,000	319,594
Healthcare Trust of America Holdings
3.750%, 07/01/2027		250,000	252,119
Host Hotels & Resorts
Series F
4.500%, 02/01/2026		250,000	242,323
Kimco Realty
3.400%, 11/01/2022		250,000	258,325
			1,295,285
Technology - 0.5%
Hewlett Packard Enterprise
4.900%, 10/15/2025		100,000	112,323
Juniper Networks
4.500%, 03/15/2024		200,000	218,650
			330,973
Telecommunications - 2.1%
AT&T
4.500%, 05/15/2035		300,000	338,275
Comcast
4.650%, 07/15/2042		250,000	318,152
Verizon Communications
5.250%, 03/16/2037		250,000	336,437
Vodafone Group
4.125%, 05/30/2025 (d)		250,000	282,532
			1,275,396
Transportation - 1.2%
Kansas City Southern
4.300%, 05/15/2043		250,000	288,521
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)		200,000	202,711
3.900%, 02/01/2024 (c)		250,000	263,724
			754,956
Utilities - 0.3%
Oglethorpe Power
4.250%, 04/01/2046		200,000	209,252
Total Corporate Bonds
(Cost $12,602,713)			13,771,581

U.S. GOVERNMENT SECURITY - 5.8%
U.S. Treasury Bond - 5.8%
2.625%, 12/15/2021
(Cost $3,386,597)		3,400,000	3,528,297

		Notional
PURCHASED PUT OPTIONS - 0.2%	Contracts
CBOE S&P 500 Index (e)
Expiration: June 2020, Exercise Price: $2,715	13	$3,529,500	65
Expiration: June 2020, Exercise Price: $2,710	10	2,710,000	275
Expiration: June 2020, Exercise Price: $2,600	10	2,600,000	400
Expiration: July 2020, Exercise Price: $2,450	14	3,430,000	17,150
Expiration: July 2020, Exercise Price: $2,520	14	3,528,000	21,770
Expiration: July 2020, Exercise Price: $2,600	14	3,640,000	28,910
			68,570
CBOE VIX Index
Expiration: June 2020, Exercise Price: $25	217	542,500	22,785
Total Purchased Put Options
(Cost $338,181)			91,355
		Shares
SHORT-TERM INVESTMENT - 19.1%
First American Government Obligations Fund, Class X, 0.09% (f)
(Cost $11,693,389)		11,693,389	11,693,389
Total Investments - 97.8%
(Cost $50,841,351)			59,709,182
Other Assets and Liabilities, Net - 2.2%			1,357,467
Total Net Assets - 100.0%			$61,066,649

(a)	All or a portion of this security is designated as collateral for futures contracts. As of May 31, 2020, the fair value of collateral was $10,681,300.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2020, the fair value of these investments were $1,765,254, or 2.9% of total net assets.

(d)	Foreign Security. The Fund had $2,476,978 or 4.1% of net assets in foreign securities at May 31, 2020.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized seven day effective yield as of May 31, 2020.

Schedule of Open Futures Contracts

Futures Contracts Sold

Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
E-mini S&P 500 Index	17	June 2020	$2,585,700	$(3,315)	$(509,976)
U.S. Treasury Long Bond Futures	6	June 2020	1,080,000	(8,063)	(85,609)
U.S. Treasury 5 Year Note Futures	22	June 2020	2,768,047	(4,812)	(100,600)
					$(696,185)

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index* (Premiums received $10,229)	Put	13	June 2020	$3,783,000	$2,910	$455
CBOE S&P 500 Index* (Premiums received $8,952)	Put	10	June 2020	2,900,000	2,900	2,150
CBOE S&P 500 Index* (Premiums received $10,427)	Put	10	June 2020	2,865,000	2,865	10,427
CBOE S&P 500 Index* (Premiums received $14,991)	Put	14	July 2020	2,828,000	2,020	4,690
CBOE S&P 500 Index* (Premiums received $18,802)	Put	14	July 2020	2,926,000	2,090	5,670
CBOE S&P 500 Index* (Premiums received $24,787)	Put	14	July 2020	3,038,000	2,170	7,070
						$30,462

* Held in connection with purchased option contracts. See Schedule of Investments for further information.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,624,560	$-	$-	$30,624,560
Corporate Bonds	-	13,771,581	-	13,771,581
Short-Term Investment	11,693,389	-	-	11,693,389
U.S. Government Securities	-	3,528,297	-	3,528,297
Purchased Put Options	91,355	-	-	91,355
Total Investments in Securities	$42,409,304	$17,299,878	$-	$59,709,182

As of May 31, 2020, the Fund's investments in other financial instruments* were classified as follows: Short Futures Contracts	$(696,185)	$-	$-	$(696,185)
Written Put Options	30,462	-	-	30,462
Total	$(665,723)	$-	$-	$(665,723)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classication of investments.